UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5723

Name of Fund:  Merrill Lynch Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive Officer, Merrill Lynch Developing Capital Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Developing Capital Markets Fund, Inc.


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                      Shares
                    Industry                            Held   Common Stocks                                            Value
Africa

South Africa - 9.6% Commercial Banks - 2.0%          285,934   ABSA Group Ltd.                                    $     5,380,541

                    Food & Staples Retailing -     3,551,115   Mvelaphanda Group Ltd.                                   5,184,530
                    1.9%

                    Media - 1.7%                     222,560   Naspers Ltd.                                             4,530,989

                    Metals & Mining - 1.0%            49,750   AngloGold Ashanti Ltd.                                   2,647,092

                    Oil, Gas & Consumable             67,050   Sasol Ltd.                                               2,534,293
                    Fuels - 1.0%

                    Specialty Retail - 2.0%          127,160   JD Group                                                 1,926,635
                                                     342,510   Lewis Group Ltd.                                         3,422,600
                                                                                                                  ---------------
                                                                                                                        5,349,235

                                                               Total Common Stocks in Africa - 9.6%                    25,626,680



Europe


Russia - 9.8%       Diversified                      134,000   AFK Sistema (a)(b)                                       3,216,000
                    Telecommunication
                    Services - 1.2%

                    Electric Utilities - 0.8%         31,691   Unified Energy System (b)                                2,161,326

                    Metals & Mining - 2.3%            44,170   MMC Norilsk Nickel (b)                                   4,227,069
                                                      44,170   Norilsk Nickel Polyus Gold Participation
                                                               Certificates (b)                                         1,855,140
                                                                                                                  ---------------
                                                                                                                        6,082,209

                    Oil, Gas & Consumable             54,658   LUKOIL (b)                                               4,547,546
                    Fuels - 5.5%                      58,810   OAO Gazprom (b)                                          5,351,710
                                                      22,385   Surgutneftegaz (b)                                       1,684,471
                                                      25,800   Surgutneftegaz (Preferred Shares) (b)                    3,018,600
                                                                                                                  ---------------
                                                                                                                       14,602,327

                                                               Total Common Stocks in Russia                           26,061,862


Turkey - 2.3%       Commercial Banks - 1.5%          469,701   Denizbank AS (a)                                         4,084,357

                    Industrial Conglomerates -       149,942   Enka Insaat Ve Sanayi AS                                 2,050,489
                    0.8%

                                                               Total Common Stocks in Turkey                            6,134,846

                                                               Total Common Stocks in Europe - 12.1%                   32,196,708



Latin America


Brazil - 17.3%      Airlines - 1.0%                   99,700   Gol - Linhas Aereas Inteligentes SA (b)                  2,671,960

                    Beverages - 1.0%                  61,800   Cia de Bebidas das Americas
                                                               (Preferred Shares) (b)                                   2,654,928

                    Commercial Banks - 2.6%          103,888   Banco Bradesco SA (b)                                    3,730,618
                                                      41,460   Uniao de Bancos Brasileiros SA (b)                       3,064,309
                                                                                                                  ---------------
                                                                                                                        6,794,927

                    Construction &                    75,000   Gafisa SA (a)                                              800,931
                    Engineering - 0.5%                26,629   Gafisa SA (a)(b)(d)                                        566,782
                                                                                                                  ---------------
                                                                                                                        1,367,713

                    Electric Utilities - 0.6%        111,404   EDP - Energias do Brasil SA                              1,549,473

                    Independent Power                373,620   Tractebel Energia SA                                     3,167,146
                    Producers & Energy
                    Traders - 1.2%

                    Media - 0.5%                     106,900   Vivax SA (a)                                             1,281,461

                    Metals & Mining - 2.6%            90,456   Companhia Vale do Rio Doce (Preference 'A'
                                                               Shares) (b)                                              3,910,413
                                                      78,500   Usinas Siderurgicas de Minas Gerais SA
                                                               (Preference 'A' Shares)                                  2,902,251
                                                                                                                  ---------------
                                                                                                                        6,812,664

                    Multiline Retail - 1.9%       60,990,000   Lojas Americanas SA                                      2,571,268
                                                      47,276   Lojas Renner SA                                          2,570,058
                                                                                                                  ---------------
                                                                                                                        5,141,326

                    Oil, Gas & Consumable            154,205   Petroleo Brasileiro SA (b)                              12,313,269
                    Fuels - 4.6%

                    Transportation                    36,404   All America Latina Logistica SA                          2,247,368
                    Infrastructure - 0.8%

                                                               Total Common Stocks in Brazil                           46,002,235


Chile - 0.4%        Water Utilities - 0.4%            59,339   Inversiones Aguas Metropolitanas SA (a)(b)               1,220,360

                                                               Total Common Stocks in Chile                             1,220,360


Mexico - 6.0%       Construction &                   409,050   Empresas ICA Sociedad Controladora, SA de CV (a)         1,250,441
                    Engineering - 0.5%

                    Food & Staples Retailing -       673,628   Wal-Mart de Mexico, SA de CV                             1,780,964
                    0.7%

                    Household Durables - 1.9%      1,321,016   Corporacion GEO, SA de CV Series B (a)                   5,032,673

                    Transportation                    83,072   Grupo Aeroportuario del Pacifico, SA de CV (a)(b)        2,654,151
                    Infrastructure - 1.0%

                    Wireless                         152,233   America Movil, SA de CV (b)                              5,215,503
                    Telecommunication
                    Services - 1.9%

                                                               Total Common Stocks in Mexico                           15,933,732

                                                               Total Common Stocks in Latin America - 23.7%            63,156,327



Middle East

Egypt - 2.4%        Commercial Banks - 1.2%           54,000   Commercial International Bank                              657,677
                                                     200,890   Commercial International Bank (b)                        2,448,427
                                                                                                                  ---------------
                                                                                                                        3,106,104

                    Wireless                         211,780   Vodafone Egypt Telecommunications Co. SAE                3,248,092
                    Telecommunication
                    Services - 1.2%

                                                               Total Common Stocks in Egypt                             6,354,196


Israel - 1.0%       Chemicals - 1.0%                 509,900   Makhteshim-Agan Industries Ltd.                          2,652,659

                                                               Total Common Stocks in Israel                            2,652,659


Lebanon - 0.7%      Wireless                         117,440   Investcom LLC (a)(b)                                     1,820,320
                    Telecommunication
                    Services - 0.7%

                                                               Total Common Stocks in Lebanon                           1,820,320


Oman - 0.7%         Commercial Banks - 0.6%          187,330   Bank Muscat SAOG (b)                                     1,779,633

                                                               Total Common Stocks in Oman                              1,779,633

                                                               Total Common Stocks in the Middle East - 4.8%           12,606,808



Pacific Basin/Asia


China - 5.9%        Chemicals - 0.6%               2,128,100   Bio-Treat Technology Ltd.                                1,591,324

                    Diversified                    1,370,000   China Netcom Group Corp. Hong Kong Ltd.                  2,418,732
                    Telecommunication
                    Services - 0.9%

                    Food Products - 0.8%           2,557,500   People's Food Holdings Ltd.                              2,038,856

                    Insurance - 1.2%               1,243,500   Ping An Insurance Group Co. of China Ltd.                3,204,959

                    Oil, Gas & Consumable          3,164,500   CNOOC Ltd.                                               2,446,826
                    Fuels - 2.4%                   2,206,600   China Shenhua Energy Co. Ltd. Class H                    3,881,530
                                                                                                                  ---------------
                                                                                                                        6,328,356

                                                               Total Common Stocks in China                            15,582,227


India - 1.3%        Chemicals - 0.0%                     110   Reliance Industries Ltd. (Compulsory
                                                               Demat Shares)                                                1,965

                    Commercial Banks - 0.0%              200   State Bank of India Ltd.                                     4,344

                    Construction &                   156,464   Nagarjuna Construction Co. Ltd. (a)(b)                   1,273,930
                    Engineering - 0.5%

                    Consumer Finance - 0.0%              110   Reliance Capital Ventures Ltd. (a)                              61

                    Machinery - 0.8%               2,339,406   Ashok Leyland Ltd.                                       2,112,893

                    Oil, Gas & Consumable                110   Reliance Energy Ventures Ltd. (a)                              107
                    Fuels - 0.0%                         110   Reliance Natural Resources Ltd. (a)                             82
                                                                                                                  ---------------
                                                                                                                              189

                    Wireless                             110   Reliance Communication Ventures Ltd. (a)                       762
                    Telecommunication
                    Services - 0.0%

                                                               Total Common Stocks in India                             3,394,144


Indonesia - 2.5%    Automobiles - 1.1%             2,295,000   Astra International Tbk PT                               2,841,284

                    Commercial Banks - 0.3%        1,731,000   Bank Danamon Indonesia Tbk PT                              914,361

                    Gas Utilities - 1.1%           2,538,500   Perusahaan Gas Negara Tbk PT                             2,793,551

                                                               Total Common Stocks in Indonesia                         6,549,196


Malaysia - 0.5%     Commercial Banks - 0.5%          815,810   Commerce Asset Holdings BHD                              1,395,456

                                                               Total Common Stocks in Malaysia                          1,395,456


Philippines - 0.9%  Independent Power              1,462,000   First Gen Corp. (a)                                      1,285,966
                    Producers & Energy
                    Traders - 0.5%

                    Real Estate - 0.4%             7,774,000   SM Prime Holdings                                        1,200,442

                                                               Total Common Stocks in the Philippines                   2,486,408


South               Building Products - 0.7%           8,539   KCC Corp.                                                1,915,815
Korea - 17.5%
                    Capital Markets - 0.5%            57,900   Daishin Securities Co. Ltd.                              1,206,685

                    Commercial Banks - 5.7%          256,100   Industrial Bank of Korea                                 4,744,301
                                                     121,751   Kookmin Bank                                            10,512,951
                                                                                                                  ---------------
                                                                                                                       15,257,252

                    Construction &                    69,900   GS Engineering & Construction Corp.                      4,158,102
                    Engineering - 2.1%                27,080   Joongang Construction Co. Ltd.                             705,114
                                                      21,090   Korea Development Corp.                                    694,571
                                                                                                                  ---------------
                                                                                                                        5,557,787

                    Diversified Financial             96,484   GS Holdings Corp.                                        2,859,815
                    Services - 1.1%

                    Household Durables - 1.6%         83,900   LG Electronics, Inc.                                     4,274,224

                    Metals & Mining - 0.9%             9,400   POSCO                                                    2,423,403

                    Oil, Gas & Consumable             41,300   SK Corp.                                                 2,771,327
                    Fuels - 1.0%

                    Semiconductors &                  16,043   Samsung Electronics Co., Ltd.                           10,401,986
                    Semiconductor
                    Equipment - 3.9%

                                                               Total Common Stocks in South Korea                      46,668,294


Sri Lanka - 0.3%    Wireless                       4,610,100   Dialog Telekom Ltd.                                        898,874
                    Telecommunication
                    Services - 0.3%

                                                               Total Common Stocks in Sri Lanka                           898,874


Taiwan - 8.0%       Commercial Banks - 0.8%        3,136,000   Chinatrust Financial Holding Co.                         2,227,300

                    Communications                 2,253,900   D-Link Corp.                                             2,378,631
                    Equipment - 0.9%

                    Computers & Peripherals -        818,000   Asustek Computer, Inc.                                   2,218,032
                    3.4%                           2,830,250   LITE-ON IT Corp.                                         3,161,292
                                                   2,695,000   Lite-On Technology Corp.                                 3,736,828
                                                                                                                  ---------------
                                                                                                                        9,116,152

                    Electronic Equipment &         1,706,226   Wintek Corp.                                             2,339,528
                    Instruments - 0.9%

                    Insurance - 0.7%                 971,000   Cathay Financial Holding Co., Ltd.                       1,735,318

                    Semiconductors &              10,200,242   Pro Mos Technologies, Inc.                               3,488,713
                    Semiconductor
                    Equipment - 1.3%

                                                               Total Common Stocks in Taiwan                           21,285,642


Thailand - 3.5%     Commercial Banks - 2.4%          906,790   Bangkok Bank PCL Foreign Shares                          2,704,400
                                                   7,513,900   Bank of Ayudhya PCL                                      3,651,182
                                                                                                                  ---------------
                                                                                                                        6,355,582

                    Diversified                   11,529,600   True Corp. PCL (a)                                       3,112,503
                    Telecommunication
                    Services - 1.1%

                                                               Total Common Stocks in Thailand                          9,468,085

                                                               Total Common Stocks in the Pacific
                                                               Basin/Asia - 40.4%                                     107,728,326

                                                               Total Common Stocks
                                                               (Cost - $178,380,850) - 90.6%                          241,314,849


                                                               Structured Notes

Pacific Basin/Asia

India - 7.6%        Capital Markets - 3.9%            14,615   Deutsche Bank AG (Bharat Heavy Electricals Ltd.),
                                                               due 6/18/2007                                              730,583
                                                     229,544   Deutsche Bank AG (Nagarjuna Construction Co.
                                                               Ltd.), due 1/03/2008                                     1,857,103
                                                      99,145   Deutsche Bank AG (Tata Motors Ltd.),
                                                               due 6/18/2007                                            2,059,975
                                                      81,009   Deutsche Bank AG (Voltas Ltd.), due 11/26/2007           1,827,020
                                                     184,280   UBS AG Zero-Coupon Equity-Linked Note
                                                               (Jaiprakash Associates Ltd.), due 2/23/2009              1,942,311
                                                     192,300   UBS AG Zero-Coupon Equity-Linked Note (KEC
                                                               International Ltd.), due 1/05/2009                       1,858,059
                                                                                                                  ---------------
                                                                                                                       10,275,051

                    Diversified Financial            133,648   Citigroup Global Markets Holdings, Inc. (JSW Steel
                    Services - 3.7%                            Ltd.), due 1/20/2010                                       892,769
                                                      15,819   Citigroup Global Markets Holdings, Inc. (Pantaloon
                                                               Retail India Ltd.), due 1/19/2009                          697,934
                                                      68,994   Citigroup Global Markets Holdings, Inc. (Tata
                                                               Consultancy Services Ltd.), due 1/20/2009                2,959,843
                                                      47,085   Morgan Stanley (Bharat Heavy Electricals Ltd.),
                                                               due 8/22/2008                                            2,353,713
                                                     319,000   Morgan Stanley (Bharti Tele-Ventures Ltd.),
                                                               due 8/10/2007                                            2,952,249
                                                                                                                  ---------------
                                                                                                                        9,856,508

                                                               Total Structured Notes
                                                               (Cost - $16,636,423) - 7.6%                             20,131,559


                                                  Beneficial
                                                    Interest   Short-Term Securities
                                             USD   3,338,791   Merrill Lynch Liquidity Series, LLC
                                                               Cash Sweep Series I, 4.56% (c)(e)                        3,338,791

                                                               Total Short-Term Securities
                                                               (Cost - $3,338,791) - 1.2%                               3,338,791

                                                               Total Investments (Cost - $198,356,064*) - 99.4%       264,785,199
                                                               Other Assets Less Liabilities - 0.6%                     1,704,343
                                                                                                                  ---------------
                                                               Net Assets - 100.0%                                $   266,489,542
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     198,889,015
                                                  =================
    Gross unrealized appreciation                 $      69,234,774
    Gross unrealized depreciation                       (3,338,590)
                                                  -----------------
    Net unrealized appreciation                   $      65,896,184
                                                  =================


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series LLC,
       Cash Sweep Series I                    $  (574,171)       $    42,706


(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Variable rate security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

    Foreign Currency                           Settlement         Unrealized
    Purchased                                     Date           Depreciation

    IDR  3,685,788,007                         April 2006        $    (1,055)
                                                                 ------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $406,666)                                  $    (1,055)
                                                                 ============

  o Currency Abbreviations:
    IDR   Indonesian Rupiah
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Developing Capital Markets Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date:  May 22, 2006